TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectus

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Transamerica Janus Mid-Cap Growth VP

The following replaces the corresponding information in the Prospectus and Summary Prospectus for the portfolio listed above relating to Janus Capital Management LLC under the section entitled “Management”. Transamerica Asset Management, Inc. continues to serve as the portfolio’s investment manager.

Sub-Adviser:	Portfolio Managers:
Janus Capital Management LLC	Brian Demain, CFA, Portfolio Manager since 2016
Cody Wheaton, CFA, Portfolio Manager since 2016

The following replaces the corresponding information in the Prospectus for the portfolio listed above relating to Janus Capital Management LLC under the section entitled “Portfolio Manager(s)”:

Name	Sub-Adviser	Positions Over Past Five Years
Brian Demain, CFA	Janus Capital Management LLC	Portfolio Manager of the portfolio since 2016; Portfolio Manager with Janus Capital Management LLC since 2007; Vice President

Cody Wheaton, CFA	Janus Capital Management LLC	Portfolio Manager of the portfolio since 2016; Portfolio Manager and research analyst with Janus Capital Management LLC since 2001

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Investors Should Retain this Supplement for Future Reference

July 8, 2016